ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 929	$ 715
Accruals	529	440
Trade and other current payables	$ 1,458	$ 1,155